INVESTMENTS	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about investment property [abstract]
INVESTMENTS
7.	INVESTMENTS

Balance at December 31, 2023	$189,403
Change in fair value	(175,117)
Balance at September 30, 2024	$14,286

Fair value of investments is comprised of:

Public company shares	$14,286
Private company shares	-
Balance at September 30, 2024	$14,286

The Company holds 1,428,571 shares of a publicly listed company with an initial cost of $500,000.

The Company holds 50,000 common shares of a private company with an initial value of USD$100,000. The Company considers if observable market data exists on a quarterly basis to value the investment. During the quarter ended September 30, 2024 the Company recognized and impairment of $134,910 (USD $100,000) based on publicly available information.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)